DOCUMENT AND ENTITY INFORMATION DOCUMENT AND ENTITY INFORMATION	Jul. 30, 2021
Entity Information [Line Items]
Entity Tax Identification Number	31-0411980
Written Communications	false
Entity Address, Address Line One	One Procter & Gamble Plaza
Entity Registrant Name	PROCTER & GAMBLE CO
Entity Central Index Key	0000080424
Entity File Number	1-434
Entity Address, City or Town	Cincinnati
Amendment Flag	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Type	8-K
Document Period End Date	Jul. 30, 2021
Entity Incorporation, State or Country Code	OH
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45202
City Area Code	513
Local Phone Number	983-1100
1.875% due 2038 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2038
Trading Symbol	PG38
5.250% GBP due January 2033 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	5.250% GBP notes due January 2033
Trading Symbol	PG33
6.250% GBP due January 2030 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	6.250% GBP notes due January 2030
Trading Symbol	PG30
1.800% due 2029 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.800% Notes due 2029
Trading Symbol	PG29A
1.250% due 2029 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2029
Trading Symbol	PG29B
1.200% due 2028 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.200% Notes due 2028
Trading Symbol	PG28
4.875% EUR due May 2027 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	4.875% EUR notes due May 2027
Trading Symbol	PG27A
1.375% due 2025 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2025
Trading Symbol	PG25
0.625% due 2024 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	0.625% Notes due 2024
Trading Symbol	PG24B
0.500% due 2024 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	0.500% Notes due 2024
Trading Symbol	PG24A
1.125% due 2023 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	1.125% Notes due 2023
Trading Symbol	PG23A
2.000% due 2022 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	2.000% Notes due 2022
Trading Symbol	PG22B
2.000% due 2021 [Domain]
Entity Information [Line Items]
Title of 12(b) Security	2.000% Notes due 2021
Trading Symbol	PG21
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, without Par Value
Trading Symbol	PG
NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Information [Line Items]
Security Exchange Name	NYSE